Significant Accounting Policies - Recent Accounting Pronouncements, Accounts Receivable Trade (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Trade [Abstract]
Provision for credit losses	$ 0	$ 0	$ 0
Allowance for doubtful accounts	$ 34	$ 33	$ 15